General Information	12 Months Ended
Dec. 31, 2023
General Information
General Information

1. General Information

ProQR Therapeutics N.V. (“ProQR” or “the Company”), is a biotechnology company domiciled in the Netherlands that primarily focuses on the discovery and development of novel therapeutic medicines.

Since September 18, 2014, the Company’s ordinary shares are listed on Nasdaq. They are currently trading at Nasdaq Capital Market under ticker symbol PRQR.

The Company was incorporated in the Netherlands, on February 21, 2012 and was reorganized from a private company with limited liability to a public company with limited liability on September 23, 2014. The Company has its statutory seat in Leiden, the Netherlands and is registered in the Trade Register at the Chamber of Commerce under number 54600790. The address of its headquarters and registered office is Zernikedreef 9, 2333 CK Leiden, the Netherlands.

At December 31, 2023, ProQR Therapeutics N.V. is the ultimate parent company of the following entities:

●	ProQR Therapeutics Holding B.V. (the Netherlands, 100%)
●	ProQR Therapeutics I B.V. (the Netherlands, 100%)
●	ProQR Therapeutics II B.V. (the Netherlands, 100%)
●	ProQR Therapeutics III B.V. (the Netherlands, 100%)
●	ProQR Therapeutics IV B.V. (the Netherlands, 100%)
●	ProQR Therapeutics V B.V. (the Netherlands, 100%)
●	ProQR Therapeutics VI B.V. (the Netherlands, 100%)
●	ProQR Therapeutics VII B.V. (the Netherlands, 100%)
●	ProQR Therapeutics VIII B.V. (the Netherlands, 100%)
●	ProQR Therapeutics IX B.V. (the Netherlands, 100%)
●	ProQR Therapeutics I Inc. (United States, 100%)

ProQR Therapeutics N.V. is also statutory director of Stichting Bewaarneming Aandelen ProQR (“ESOP Foundation”) and has full control over this entity.

As used in these consolidated financial statements, unless the context indicates otherwise, all references to “ProQR”, the “Company” or the “Group” refer to ProQR Therapeutics N.V. including its subsidiaries and the ESOP Foundation.

Revision of comparative figures

In the Company’s application of IAS 21 The Effects of Changes in Foreign Exchange Rates, certain deferred income positions were incorrectly treated as monetary items in 2021 and 2022. To correct for the effects of this error, which is immaterial for all affected prior periods, the comparative figures for the years ended December 31, 2022 and December 2021 have been revised as follows:

●	In the Statement of financial position as at December 31, 2022, equity attributable to owners of the Company increased by € 1,568,000 while total deferred income decreased by € 1,568,000.
●	In the Statement of profit or loss and other comprehensive income (“OCI”) for the years ended December 31, 2022, and December 31, 2021, revenue decreased by € 443,000 and € 19,000, respectively, and financial income increased by € 1,130,000 and € 900,000 respectively. Net loss for the years ended December 31, 2022 and December 31, 2021, decreased by € 687,000 and € 881,000, respectively.
●	In the Statement of changes in equity, accumulated deficit at January 1, 2022 decreased by € 881,000.
●	In the Statement of cash flows for the years ended December 31, 2022, and December 31, 2021, in addition to the above revisions in result for the year and net financial income and expense, changes in working capital decreased by € 443,000 and € 19,000, respectively. Net cash used in operating activities for the years ended December 31, 2022 and December 31, 2021, was not affected by the revision.
●	In disclosure Note 5 Financial Risk Management to the financial statements, under item (a) market risk, our net position of assets and liabilities denominated in U.S. dollars increased by € 72,777,000 at December 31, 2022.